Equity (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Capital Units [Table Text Block]
The change in Common Units was as follows:

	Years Ended December 31,
	2014	2013	2012
Number of Common Units, beginning of period	333.8	301.5	225.5
Common Units issued in connection with the Susser Merger (see Note 3)	15.8	—	—
Common Units redeemed in connection with the Lake Charles LNG Transaction (see Note 3)	(18.7)	—	—
Common Units issued in connection with public offerings	—	13.8	15.5
Common Units issued in connection with certain acquisitions	—	49.5	57.4
Common Units redeemed for Class H Units	—	(50.2)	—
Common Units issued in connection with the Distribution Reinvestment Plan	2.8	2.3	1.0
Common Units issued in connection with Equity Distribution Agreements	21.4	16.9	1.6
Repurchases of Common Units in open-market transactions	—	(0.4)	—
Issuance of Common Units under equity incentive plans	0.4	0.4	0.5
Number of Common Units, end of period	355.5	333.8	301.5

Net Proceeds From Sale Of Units [Text Block]
The following table summarizes our public offerings of Common Units during the periods presented, all of which have been registered under the Securities Act of 1933 (as amended):

Date	Number of Common Units	Price per Unit	Net Proceeds
July 2012	15.5	$44.57	$671
April 2013	13.8	48.05	657

Proceeds from the offerings listed above were used to repay amounts outstanding under the ETP Credit Facility and/or to fund capital expenditures and capital contributions to joint ventures, and for general partnership purposes.

Schedule of Future Relinquishments of Incentive Distribution Rights [Table Text Block]

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2011	February 7, 2012	February 14, 2012	$0.8938
March 31, 2012	May 4, 2012	May 15, 2012	0.8938
June 30, 2012	August 6, 2012	August 14, 2012	0.8938
September 30, 2012	November 6, 2012	November 14, 2012	0.8938
December 31, 2012	February 7, 2013	February 14, 2013	0.8938
March 31, 2013	May 6, 2013	May 15, 2013	0.8938
June 30, 2013	August 5, 2013	August 14, 2013	0.8938
September 30, 2013	November 4, 2013	November 14, 2013	0.9050
December 31, 2013	February 7, 2014	February 14, 2014	0.9200
March 31, 2014	May 5, 2014	May 15, 2014	0.9350
June 30, 2014	August 4, 2014	August 14, 2014	0.9550
September 30, 2014	November 3, 2014	November 14, 2014	0.9750
December 31, 2014	February 6, 2015	February 13, 2015	0.9950
March 31, 2015	May 8, 2015	May 15, 2015	1.0150
June 30, 2015	August 6, 2015	August 14, 2015	1.0350

ETE agreed to relinquish its right to the following amounts of incentive distributions in future periods, including distributions on Class I Units. The relinquishments subsequent to the Regency Merger were as follows:

Total Year
2015 (for quarters ending subsequent to the Regency Merger on April 30, 2015)	$56
2016	137
2017	128
2018	105
2019	95

Comprehensive Income (Loss) Note [Text Block]
The following table presents the components of AOCI, net of tax:

	December 31,
	2014	2013
Available-for-sale securities	$3	$2
Foreign currency translation adjustment	(3)	(1)
Net loss on commodity related hedges	(1)	(4)
Actuarial gain (loss) related to pensions and other postretirement benefits	(57)	56
Investments in unconsolidated affiliates, net	2	8
Total AOCI, net of tax	$(56)	$61

Schedule of taxes related to accumulated other comprehensive income [Table Text Block]
The tables below set forth the tax amounts included in the respective components of other comprehensive income (loss) for the periods presented:

	December 31,
	2014	2013
Available-for-sale securities	$(1)	$(1)
Foreign currency translation adjustment	2	1
Actuarial gain relating to pension and other postretirement benefits	(37)	(39)
Total	$(36)	$(39)

ETP [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Distributions declared during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2011	February 7, 2012	February 14, 2012	$0.8938
March 31, 2012	May 4, 2012	May 15, 2012	0.8938
June 30, 2012	August 6, 2012	August 14, 2012	0.8938
September 30, 2012	November 6, 2012	November 14, 2012	0.8938
December 31, 2012	February 7, 2013	February 14, 2013	0.8938
March 31, 2013	May 6, 2013	May 15, 2013	0.8938
June 30, 2013	August 5, 2013	August 14, 2013	0.8938
September 30, 2013	November 4, 2013	November 14, 2013	0.9050
December 31, 2013	February 7, 2014	February 14, 2014	0.9200
March 31, 2014	May 5, 2014	May 15, 2014	0.9350
June 30, 2014	August 4, 2014	August 14, 2014	0.9550
September 30, 2014	November 3, 2014	November 14, 2014	0.9750
December 31, 2014	February 6, 2015	February 13, 2015	0.9950
March 31, 2015	May 8, 2015	May 15, 2015	1.0150
June 30, 2015	August 6, 2015	August 14, 2015	1.0350

Sunoco Logistics [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Distributions declared during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2012	February 8, 2013	February 14, 2013	$0.2725
March 31, 2013	May 9, 2013	May 15, 2013	0.2863
June 30, 2013	August 8, 2013	August 14, 2013	0.3000
September 30, 2013	November 8, 2013	November 14, 2013	0.3150
December 31, 2013	February 10, 2014	February 14, 2014	0.3312
March 31, 2014	May 9, 2014	May 15, 2014	0.3475
June 30, 2014	August 8, 2014	August 14, 2014	0.3650
September 30, 2014	November 7, 2014	November 14, 2014	0.3825
December 31, 2014	February 9, 2015	February 13, 2015	0.4000
March 31, 2015	May 11, 2015	May 15, 2015	0.4190
June 30, 2015	August 10, 2015	August 14, 2015	0.4380

Sunoco LP [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Distributions declared by Sunoco LP subsequent to our acquisition on August 29, 2014 were as follows:

Quarter Ended	Record Date	Payment Date	Rate
September 30, 2014	November 18, 2014	November 28, 2014	$0.5457
December 31, 2014	February 17, 2015	February 27, 2015	0.6000
March 31, 2015	May 19, 2015	May 29, 2015	0.6450
June 30, 2015	August 18, 2015	August 28, 2015	0.6934

Regency
Net Proceeds From Sale Of Units [Text Block]
The following table summarizes Regency’s public offerings of Regency Common Units during the periods presented:

Date	Number of Regency Common Units	Price per Regency Unit	Net Proceeds
March 2012	12.7	$24.47	$297